Income Taxes- Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Pension liabilities and other postretirement benefits	$ 45	$ 78
Carryforwards	570	126
Lease liabilities	196	50
Accrued expenses	341	97
Stock-based compensation	33	5
Other	144	66
Total	1,329	422
Deferred tax liabilities:
Property, plant and equipment	(3,338)	(313)
Investments in subsidiaries	(179)	(126)
Prepaid pension asset	(124)	0
Intangibles	(183)	(5)
Inventory reserves	(203)	0
Other non-current assets	(91)	0
Other	(114)	(51)
Total	(4,232)	(495)
Valuation allowances	(372)	(67)	$ (68)	$ (60)
Net deferred tax liability	$ (3,275)	$ (140)